OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases, Operating [Abstract]
Schedule of Operating Lease Assets
The following schedule represents the components of the Company’s operating lease assets as of December 31, 2022 (in thousands):

Leases	Classification	December 31, 2022
Assets
Operating	Operating lease right-of-use assets	$17,391
Liabilities
Operating lease liabilities (current)	Operating lease liabilities, current	$4,367
Operating lease liabilities (non-current)	Operating lease liabilities, non-current	15,223

Components of Lease Expense
The following schedule represents the components of lease expense for the fiscal year ended December 31, 2022 (in thousands):

December 31, 2022
Lease Costs:
Operating lease costs	$4,576
Variable lease costs	—
Short-term lease costs	—
Sublease income	—

Total lease costs	$4,576

Schedule of Maturity of Operating Lease Liability
As of December 31, 2022, the Company’s maturity of operating lease liabilities for the next five years and thereafter are as follows (in thousands):

Operating Leases
2023	$5,580
2024	5,173
2025	5,279
2026	3,529
2027	2,222
Thereafter	899

Total lease payments	22,682
Less: imputed interest	(3,092)

Total operating lease payments	$19,590

Schedule of Other Operating Lease Information
Other operating leases information:

Cash paid for amounts included in the measurement of lease liabilities	$3,870
Right-of-use assets obtained in exchange for new lease liabilities	$8,188
Weighted-average remaining term (in years)	4.3
Weighted-average discount rate	6.9%